INCOME TAX BENEFIT - Summary of Net Operating Losses and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 75,142	$ 50,772
Tax credits	387	283
State
Operating Loss Carryforwards [Line Items]
Net operating losses	64,984	39,366
Tax credits	121	121
Foreign Tax Authority | Hong Kong
Operating Loss Carryforwards [Line Items]
Net operating losses	375	0
Foreign Tax Authority | Vietnam
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 1,929	$ 0